                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Septemebr 30, 2001

Check here if Amendment [   ]; Amendment Number: _____
 This Amendment (Check only one.):        [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology Corp.
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   President
Phone:   212-421-2155

Signature, Place, and Date of Signing:

    /S/ Seymour L. Goldblatt           New York, New York      November 12, 2001
----------------------------------
          [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]       NONE

                              FORM 13F SUMMARY PAGE

Report Summary
Number of other Included Managers:         0

Form 13F Information Table Entry Total:    94

Form 13F Information Table Value Total:    $329,113
                                           --------
                                           (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                                            FORM 13F
PAGE 1 OF 5                            NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.                          (SEC USE ONLY)


            Item 1:                  Item 2:      Item 3:        Item 4:        Item 5:                     Item 6:
         Name of Issuer             Title of       CUSIP       Fair Market     Shares or             Investment Discretion
                                      Class        Number         Value        Principal
                                                                (x $1,000)      Amount
                                                                                            (a) Sole    (b) Shared-       (c)
                                                                                                        As Defined    Shared-Other
                                                                                                        in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
1-800 DATABASE LTD                      COM         PRIVATE             0      510,204 SH       X
3COM CORP                               COM       885535104         1,087      290,000 SH       X
A D C TELECOMMUNICATN                   COM       000886101           698      200,000 SH       X
ACCENTURE LTD                           COM       G1150G111         3,838      301,000 SH       X
ADOLOR CORP                             COM       00724X102         2,585      152,700 SH       X
ALKERMES INC                            COM       01642T108         7,421      379,000 SH       X
AMERICAN MANAGEMENT SYSTEMS INC         COM       027352103         2,678      223,000 SH       X
ARBITRON INC                            COM       03875Q108         3,008      115,000 SH       X
ARTISOFT INC                            COM       04314L106         3,881    1,411,300 SH       X
ASPECT TELECOMMUNICATN                  COM       04523Q102         1,250      698,600 SH       X
AT&T CORP                               COM       001957109         6,272      325,000 SH       X
AT&T CORP LIBERTY MEDIA GROUP           COM       001957208         6,350      500,000 SH       X
AVANT IMMUNOTHERAPETCS                  COM       053491106         1,790      755,300 SH       X
BIOTRANSPLANT INC                       COM       09066Y107         5,944    1,080,800 SH       X
BRIO TECHNOLOGY INC                     COM       109704106           472      194,100 SH       X
C-MAC INDUSTRIES                        COM       125920108           401       20,100 SH       X
CABLE & WIRELESS PLC SPONSORED          COM       126830207         2,417      187,200 SH       X
CAMBRIDGE HEART INC                     COM       131910101         1,747    1,164,814 SH       X
COGNOS                                  COM       19244C109         4,597      320,102 SH       X
COMPUTER TASK GROUP                     COM       205477102           732      365,800 SH       X
COMPUWARE CORP                          COM       205638109         7,139      857,000 SH       X
COMTECH TELECOMMUNICAT                  COM       205826209         8,090      549,198 SH       X
CONEXANT SYSTEMS INC                    COM       207142100           415       50,000 SH       X
COSINE COMMUNICATIONS                   COM       221222102            60      163,062 SH       X
CUBIST PHARMACEUTICALS                  COM       229678107         6,072      185,300 SH       X
CYBERONICS INC                          COM       23251P102         2,591      164,400 SH       X
CYGNUS INC                              COM       232560102         5,752    1,032,600 SH       X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                                       87,287


            Item 1:                  Item 7:                    Item 8:
         Name of Issuer             Managers            Voting Authority (Shares)
                                  See Instr. V


                                                       (a)        (b)         (c)
                                                      Sole       Shared       None
-----------------------------------------------------------------------------------
1-800 DATABASE LTD                                   510,204
3COM CORP                                            290,000
A D C TELECOMMUNICATN                                200,000
ACCENTURE LTD                                        301,000
ADOLOR CORP                                          152,700
ALKERMES INC                                         379,000
AMERICAN MANAGEMENT SYSTEMS INC                      223,000
ARBITRON INC                                         115,000
ARTISOFT INC                                       1,411,300
ASPECT TELECOMMUNICATN                               698,600
AT&T CORP                                            325,000
AT&T CORP LIBERTY MEDIA GROUP                        500,000
AVANT IMMUNOTHERAPETCS                               755,300
BIOTRANSPLANT INC                                  1,080,800
BRIO TECHNOLOGY INC                                  194,100
C-MAC INDUSTRIES                                      20,100
CABLE & WIRELESS PLC SPONSORED                       187,200
CAMBRIDGE HEART INC                                1,164,814
COGNOS                                               320,102
COMPUTER TASK GROUP                                  365,800
COMPUWARE CORP                                       857,000
COMTECH TELECOMMUNICAT                               549,198
CONEXANT SYSTEMS INC                                  50,000
COSINE COMMUNICATIONS                                163,062
CUBIST PHARMACEUTICALS                               185,300
CYBERONICS INC                                       164,400
CYGNUS INC                                         1,032,600
-----------------------------------------------------------------------------------
COLUMN TOTAL

                                                            FORM 13F
PAGE 2 OF 5                            NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.                          (SEC USE ONLY)


            Item 1:                   Item 2:       Item 3:         Item 4:         Item 5:                   Item 6:
         Name of Issuer              Title of       CUSIP        Fair Market      Shares or           Investment Discretion
                                       Class        Number          Value         Principal
                                                                 (x $1,000)        Amount
                                                                                               (a)      (b) Shared-      (c)
                                                                                               Sole     As Defined   Shared-Other
                                                                                                        in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                              COM       23918K108         2,629         129,200 SH     X
DDI CORP                                COM       233162106           196          25,000 SH     X
DEPOMED INC                             COM       249908104         3,022         588,080 SH     X
DOCUMENTUM, INC                         COM       256159104           640          78,100 SH     X
ENREV CORP                              PFD         PRIVATE             0          50,000 SH     X
ERICSSON LM TELEPHONE CO.                         294821400           611         175,000 SH     X
EZ2get.com                              PFD         PRIVATE             0       1,333,333 SH     X
GARTNER GROUP INC NEW CL B              COM       366651206           783          90,000 SH     X
GARTNER GROUP NC NEW                    COM       366651107         2,816         311,200 SH     X
GENERAL MTRS CORP CL H                  COM       370442501         4,999         375,000 SH     X
GIGA INFORMATION GROUP INC              COM       37517M109           832         894,625 SH     X
HNC SOFTWARE                            COM       40425P107         1,215          65,000 SH     X
HYPERION SOLUTIONS CP                   COM       44914M104         1,739         130,200 SH     X
IMANAGE INC                             COM       45245Y105           898         224,500 SH     X
IMMUNEX CORP                            COM       452528102         8,072         432,100 SH     X
INDUS INTL INC                          COM       45578L100        11,157       1,872,000 SH     X
INDUSTRI MATIMATIK                      COM       455792101           143         233,700 SH     X
INFINIUM SOFTWARE INC                   COM       45662Y109           197         262,900 SH     X
INTEGRATED CIRCUIT SYS                  COM       45811K208         6,545         512,163 SH     X
INTERACTIVE INTELLIGEN                  COM       45839M103           555         111,100 SH     X
J D EDWARDS & CO.                       COM       281667105           623          87,500 SH     X
JACADA LTD                              COM       M6184R101           375         161,000 SH     X
KEYNOTE SYS INC                         COM       493308100         1,159         152,500 SH     X
KOSAN BIOSCIENCES INC                   COM       50064W107         1,354         255,400 SH     X
LANTE CORP                              COM       516540101           132         188,500 SH     X
LEXENT INC                              COM       52886Q102         5,016         691,900 SH     X
MANUGISTICS GROUP INC                   COM       565011103           510          87,600 SH     X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                                       56,218


            Item 1:                  Item 7:                      Item 8:
         Name of Issuer              Managers              Voting Authority (Shares)
                                   See Instr. V


                                                       (a) Sole     (b) Shared   (c) None
-----------------------------------------------------------------------------------------
DAVITA INC                                              129,200
DDI CORP                                                 25,000
DEPOMED INC                                             588,080
DOCUMENTUM, INC                                          78,100
ENREV CORP                                               50,000
ERICSSON LM TELEPHONE CO.                               175,000
EZ2get.com                                            1,333,333
GARTNER GROUP INC NEW CL B                               90,000
GARTNER GROUP NC NEW                                    311,200
GENERAL MTRS CORP CL H                                  375,000
GIGA INFORMATION GROUP INC                              894,625
HNC SOFTWARE                                             65,000
HYPERION SOLUTIONS CP                                   130,200
IMANAGE INC                                             224,500
IMMUNEX CORP                                            432,100
INDUS INTL INC                                        1,872,000
INDUSTRI MATIMATIK                                      233,700
INFINIUM SOFTWARE INC                                   262,900
INTEGRATED CIRCUIT SYS                                  512,163
INTERACTIVE INTELLIGEN                                  111,100
J D EDWARDS & CO.                                        87,500
JACADA LTD                                              161,000
KEYNOTE SYS INC                                         152,500
KOSAN BIOSCIENCES INC                                   255,400
LANTE CORP                                              188,500
LEXENT INC                                              691,900
MANUGISTICS GROUP INC                                    87,600
-----------------------------------------------------------------------------------------
COLUMN TOTAL

                                                            FORM 13F
PAGE 3 OF 5                            NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.                          (SEC USE ONLY)


          Item 1:                Item 2:      Item 3:        Item 4:          Item 5:                       Item 6:
       Name of Issuer           Title of      CUSIP       Fair Market        Shares or               Investment Discretion
                                  Class       Number         Value           Principal
                                                           (x $1,000)         Amount
                                                                                           (a) Sole    (b) Shared-         (c)
                                                                                                        As Defined     Shared-Other
                                                                                                       in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP                        COM      577729205         2,433           681,400 SH       X
MEDIMMUNE INC                      COM      584699102         4,276           120,000 SH       X
META GROUP INC                     COM      591002100           105            52,500 SH       X
MULTITUDE INC SERIES E             PFD        PRIVATE             0           934,580 SH       X
NABI INC                           COM      628716102        11,745         1,900,433 SH       X
NEOPHARM INC                       COM      640919106         7,407           527,200 SH       X
NEXTEL COMMUNICATIONS              COM      65332V103         1,814           210,000 SH       X
NPS PHARMACEUTICALS                COM      62936P103         3,728           119,500 SH       X
ORTEC INTL INC                     COM      68749B108         2,065           341,836 SH       X
PARK OHIO HLDGS CORP               COM      700666100           185            60,700 SH       X
PEGASUS COMMUNICATIONS             COM      705904100         1,401           200,100 SH       X
PEOPLESOFT INC                     COM      712713106         4,182           231,800 SH       X
PEREGRINE SYSTEMS INC              COM      71366Q101         5,816           460,500 SH       X
PRAECIS PHARMACEUTICAL             COM      739421105         1,506           403,800 SH       X
RADIOSHACK CORP                    COM      750438103        24,961         1,029,300 SH       X
READ RITE INC                      COM      755246105         1,574           533,500 SH       X
RENAISSANCE WORLDWIDE INC.         COM      75968A109         4,711         4,358,000 SH       X
RIBOZYME PHARMACEUTICL             COM      762567105         6,081           870,000 SH       X
S1 CORPORATION                     COM      78463B101         5,710           675,000 SH       X
SANMINA CORP                       COM      800907107        11,339           835,000 SH       X
SCI SYS INC                        COM      783890106        22,018         1,223,200 SH       X
SERONO S A SPONSORED               ADR      863155107         7,772           409,500 SH       X
SOLECTRON COPR                     COM      834182107        27,880         2,393,100 SH       X
SPRINT CORP                        COM      852061100         4,802           200,000 SH       X
TECHNOLOGY SOLUTIONS               COM      87872T108         5,406         2,574,275 SH       X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                                168,917


          Item 1:                        Item 7:                               Item 8:
       Name of Issuer                    Managers                     Voting Authority (Shares)
                                       See Instr. V


                                                                     (a)          (b)         (c)
                                                                     Sole        Shared       None
---------------------------------------------------------------------------------------------------
MAXTOR CORP                                                          681,400
MEDIMMUNE INC                                                        120,000
META GROUP INC                                                        52,500
MULTITUDE INC SERIES E                                               934,580
NABI INC                                                           1,900,433
NEOPHARM INC                                                         527,200
NEXTEL COMMUNICATIONS                                                210,000
NPS PHARMACEUTICALS                                                  119,500
ORTEC INTL INC                                                       341,836
PARK OHIO HLDGS CORP                                                  60,700
PEGASUS COMMUNICATIONS                                               200,100
PEOPLESOFT INC                                                       231,800
PEREGRINE SYSTEMS INC                                                460,500
PRAECIS PHARMACEUTICAL                                               403,800
RADIOSHACK CORP                                                    1,029,300
READ RITE INC                                                        533,500
RENAISSANCE WORLDWIDE INC.                                         4,358,000
RIBOZYME PHARMACEUTICL                                               870,000
S1 CORPORATION                                                       675,000
SANMINA CORP                                                         835,000
SCI SYS INC                                                        1,223,200
SERONO S A SPONSORED                                                 409,500
SOLECTRON COPR                                                     2,393,100
SPRINT CORP                                                          200,000
TECHNOLOGY SOLUTIONS                                               2,574,275
---------------------------------------------------------------------------------------------------
COLUMN TOTAL

                                                            FORM 13F
PAGE 3 OF 5                            NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.                          (SEC USE ONLY)


         Item 1:                     Item 2:      Item 3:        Item 4:         Item 5:                     Item 6:
      Name of Issuer                Title of      CUSIP        Fair Market      Shares or             Investment Discretion
                                      Class       Number          Value         Principal
                                                                (x $1,000)       Amount
                                                                                             (a) Sole   (b) Shared-        (c)
                                                                                                         As Defined    Shared-Other
                                                                                                         in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
TELETECH HLDGS INC                     COM      879939106            664         85,000 SH       X
TELLABS                                COM      879664100            273         27,622 SH       X
TRANSMETA CORP DEL                     COM      89376R109            119         84,643 SH       X
TRW INC                                COM      872649108          2,087         70,000 SH       X
TULARIK INC                            COM      899165104          1,673         90,815 SH       X
TUMBLEWEED COMMUNICTNS                 COM      899690101            368        115,000 SH       X
VIANT INC                              COM      92553N107            936        767,500 SH       X
VION PHARMACEUTICALS                   COM      927624106          1,638        350,000 SH       X
VITESSE SEMICONDUCTOR                  COM      928497106            297         38,320 SH       X
WESTERN DIGITAL CORP                   COM      958102105          7,392      3,406,400 SH       X
WORLD WEB LIMITED SERIES B             PFD        PRIVATE             20      2,000,000 SH       X
WORLD WEB LIMITED  SERIES C            PFD        PRIVATE          1,000      1,000,000 SH       X
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                                      16,467


         Item 1:                         Item 7:                               Item 8:
      Name of Issuer                     Managers                      Voting Authority (Shares)
                                      See Instr. V


                                                                     (a)           (b)         (c)
                                                                     Sole         Shared       None
-------------------------------------------------------------------------------------------------------
TELETECH HLDGS INC                                                   85,000
TELLABS                                                              27,622
TRANSMETA CORP DEL                                                   84,643
TRW INC                                                              70,000
TULARIK INC                                                          90,815
TUMBLEWEED COMMUNICTNS                                              115,000
VIANT INC                                                           767,500
VION PHARMACEUTICALS                                                350,000
VITESSE SEMICONDUCTOR                                                38,320
WESTERN DIGITAL CORP                                              3,406,400
WORLD WEB LIMITED SERIES B                                        2,000,000
WORLD WEB LIMITED  SERIES C                                       1,000,000
-------------------------------------------------------------------------------------------------------
COLUMN TOTAL

                                                            FORM 13F
PAGE 3 OF 5                            NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.                          (SEC USE ONLY)


 S SQUARED TECHNOLOGY         Item 2:        Item 3:         Item 4:         Item 5:       Item 6:
  ADDITIONS TO 13F           Title of        CUSIP         Fair Market      Shares or    Investment
                               Class         Number          Value          Principal    Discretion
                                                           (x $1,000)         Amount
                                                                                             (a)       (b) Shared-         (c)
                                                                                             Sole       As Defined     Shared-Other
                                                                                                       in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
COMTECH TELECOMM               COM          205826208            113         7,650 SH         X
MICROTUNE INC                  COM          59514P109             57         5,000 SH         X
NORTEL NETWORKS CORP           COM          656568102             54         5,954 SH         X






COLUMN TOTAL                                                     224
-----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                                                  329,113




 S SQUARED TECHNOLOGY             Item 7:                  Item 8:
  ADDITIONS TO 13F                Managers            Voting Authority
                                See Instr. V              (Shares)

                                                          (a) Sole          (b)         (c) None
                                                                          Shared
------------------------------------------------------------------------------------------------
COMTECH TELECOMM                                           7,650
MICROTUNE INC                                              5,000
NORTEL NETWORKS CORP                                       5,954






COLUMN TOTAL
------------------------------------------------------------------------------------------------
GRAND TOTAL